MFS(R) Mutual Funds
SEMIANNUAL REPORT 2/28/03

MFS(R) MID CAP GROWTH FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) MID CAP GROWTH FUND

MID-CAP COMPANIES POSITIONED TO BECOME INDUSTRY LEADERS

Seeks mid-cap companies with high market share in a rapidly growing industry that may become industry leaders. The fund typically invests in companies with a reasonable valuation and one or more of the following attributes: superior profit model, catalysts to drive value, and a favorable competitive landscape.

The fund's investment objective is long-term growth of capital.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              17
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     32
----------------------------------------------------
TRUSTEES AND OFFICERS                             40
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      42
----------------------------------------------------
CONTACT INFORMATION                               43
----------------------------------------------------
ASSET ALLOCATION                                  44

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT             NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some people are claiming they'll never invest in the stock market again.

However, times like the present, when investors are feeling most worried and unsure, have historically been times of opportunity for long-term investors. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, the first Gulf War, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the mid- to late-1990s.

REASONS FOR OPTIMISM

We would also argue that much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY

Of course, there are always reasons to be concerned about the markets. As I write this in mid-March, a U.S. and U.K.-led war in Iraq has just commenced. There is no way of knowing what political and economic changes may occur by the time this message reaches you. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be overvalued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    March 21, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o  setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o  revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o  global asset management expertise across all asset classes

o  time-tested money management process for pursuing consistent results

o  full spectrum of investment products backed by MFS Original Research(R)

o  resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o  analyzing financial statements and balance sheets

o  talking extensively with companies' customers and competitors

o  developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

A CHALLENGING ENVIRONMENT

Over the six-month period, most industries and sectors showed few signs of improving business fundamentals such as earnings and cash flow growth. The one exception was media companies, including television and radio broadcasters, which benefited from an uptick in advertising spending.

In the equity market we experienced extreme volatility. A sharp market plunge that began in August 2002 continued in September. In October and November we enjoyed a brief rally. In our view, the rally was fueled largely by investor sentiment that stock valuations had simply fallen too far - and not by much real improvement in company fundamentals.

The rally turned out to be a false start, as stocks began falling again in December. We think that pullback was driven by two issues that still hung over the market as the period ended on February 28, 2003: uncertainty about an Iraqi war and concern that corporate earnings, even after a potential war, could continue to be weak for at least the first half of 2003.

PERFORMANCE AIDED BY LEISURE AND HEALTH CARE HOLDINGS

As mentioned above, many media stocks within the leisure sector did well over the period because advertising was one of the few areas in which corporations increased spending. Some broadcasting stocks also went up because it appeared that the government would change the laws to allow firms to own more media outlets in a single geographic region, thus encouraging consolidation.

-------------------------------------------------
TOP 5 STOCK HOLDINGS
2/28/03

ECHOSTAR COMMUNICATIONS CORP.              2.7%
Satellite television firm
-------------------------------------------------
MYLAN LABORATORIES, INC.                   2.5%
Pharmaceutical firm
-------------------------------------------------
CAREMARK RX, INC.                          2.3%
Health care cost-containment company
-------------------------------------------------
GUIDANT CORP.                              2.2%
Medical device manufacturer
-------------------------------------------------
ANALOG DEVICES, INC.                       2.1%
Semiconductor manufacturer
-------------------------------------------------
The portfolio is actively managed, and current
holdings may be different.
-------------------------------------------------

The fund benefited from being overweighted in leisure stocks, relative to our benchmark, and from strong stock selection within the sector. Holdings that helped performance included Univision Communications, a Spanish language television broadcaster, and satellite TV operator EchoStar Communications, which benefited from a combination of strong subscriber growth and a rate increase. Also within the leisure sector, our position in restaurant chain Outback Steakhouse did well as it increased both its number of restaurants and its sales per location.

Our health care positions also did relatively well over the period. Holdings that benefited performance included MedImmune, a biotechnology firm that developed a flu vaccine that is inhaled rather than injected; Guidant, a firm that developed a drug-coated stent, a device used to open clogged blood vessels; and Mylan Laboratories, a pharmaceutical firm with a strong business in generic drugs.

TECHNOLOGY AND BUSINESS SERVICES HOLDINGS DETRACTED FROM PERFORMANCE

Relative to our benchmark, performance was hurt during the period by the fund's underweighted position in technology stocks, many of which performed strongly during the brief rally in October and November. As mentioned earlier, we felt that rally was not supported by improvements in company fundamentals, and we elected to remain underweighted in technology. As of the end of the period, we believe that underweighting was a good decision over the longer term, as we think it will be a bit longer before we see sustainable growth in technology stocks overall.

In the business services area, we held stocks in a number of transaction processors. These are firms that perform outsourced services such as data, payroll, and credit card processing for other companies. In 2001 and early 2002, many transaction processors did well as they offered their customers ways to save money and cut back on overhead. However, over the course of 2002, competition became more intense and transaction processors were forced to cut prices, which hurt their profits and thus their stock prices. While we sold some of our business services holdings during the period, including CheckFree Corp. and Fiserv, we used the pullback in stock prices to increase or initiate positions in other business services firms that we felt represented good longer-term opportunities.

/s/ Eric B. Fischman                    /s/ David E. Sette-Ducati

    Eric B. Fischman                        David E. Sette-Ducati
    Portfolio Manager                       Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

----------------
Average annual
without sales
    charge
----------------

                      Class
     Share          inception
     class            date             6-mo              1-yr          3-yr           5-yr          Life(1)

       A             12/1/93            --              -39.42%       -25.43%        - 2.98%          6.05%
-----------------------------------------------------------------------------------------------------------
       B             12/1/93            --              -39.93%       -26.01%        - 3.73%          5.17%
-----------------------------------------------------------------------------------------------------------
       C             8/1/94             --              -39.86%       -26.00%        - 3.72%          5.19%
-----------------------------------------------------------------------------------------------------------
       I             1/2/97             --              -39.25%       -25.23%        - 2.73%          6.22%
-----------------------------------------------------------------------------------------------------------
       R            12/31/02            --              -39.42%       -25.43%        - 2.98%          6.05%
-----------------------------------------------------------------------------------------------------------
      529A           7/31/02            --              -39.63%       -25.52%        - 3.05%          6.01%
-----------------------------------------------------------------------------------------------------------
      529B           7/31/02            --              -39.93%       -26.01%        - 3.73%          5.17%
-----------------------------------------------------------------------------------------------------------
      529C           7/31/02            --              -40.00%       -26.04%        - 3.75%          5.16%

-------------------
  Average annual
with sales charge
-------------------

       A                               --               -42.90%       -26.88%        - 4.12%          5.37%
-----------------------------------------------------------------------------------------------------------
       B                               --               -42.34%       -26.62%        - 3.98%          5.17%
-----------------------------------------------------------------------------------------------------------
       C                               --               -40.47%       -26.00%        - 3.72%          5.19%
-----------------------------------------------------------------------------------------------------------
      529A                             --               -43.10%       -26.97%        - 4.19%          5.33%
-----------------------------------------------------------------------------------------------------------
      529B                             --               -42.34%       -26.62%        - 3.98%          5.17%
-----------------------------------------------------------------------------------------------------------
      529C                             --               -40.59%       -26.04%        - 3.75%          5.16%

---------------------
    Cumulative
without sales charge
---------------------

     Share
     class                             6-mo              1-yr          3-yr           5-yr           Life(1)

       A                              -3.94%            -39.42%       -58.53%        -14.04%         72.06%
-----------------------------------------------------------------------------------------------------------
       B                              -4.40%            -39.93%       -59.49%        -17.31%         59.34%
-----------------------------------------------------------------------------------------------------------
       C                              -4.32%            -39.86%       -59.48%        -17.28%         59.61%
-----------------------------------------------------------------------------------------------------------
       I                              -3.75%            -39.25%       -58.20%        -12.93%         74.62%
-----------------------------------------------------------------------------------------------------------
       R                              -3.94%            -39.42%       -58.53%        -14.04%         72.06%
-----------------------------------------------------------------------------------------------------------
      529A                            -4.12%            -39.63%       -58.68%        -14.35%         71.45%
-----------------------------------------------------------------------------------------------------------
      529B                            -4.40%            -39.93%       -59.49%        -17.31%         59.34%
-----------------------------------------------------------------------------------------------------------
      529C                            -4.50%            -40.00%       -59.54%        -17.41%         59.16%

-----------------
    Average
    annual
-----------------

Comparative indices

Average mid-cap
growth fund(2)                        -5.64%            -23.98%       -25.61%         -3.93%          4.67%
-----------------------------------------------------------------------------------------------------------
Russell MidCap
Growth Index(3)                       -1.36%            -21.93%       -25.41%         -3.58%          6.28%


Periods less than one year are actual not annualized.
1 For the period from the commencement of the fund's investment operations, December 1, 1993, through
  February 28, 2003. Index information is from December 1, 1993.
2 Source: Lipper Inc., an independent firm that reports mutual fund performance.
3 Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

RUSSELL MIDCAP GROWTH INDEX - The Russell MidCap Growth Index measures the performance of U.S. mid-cap stocks.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A share performance, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C share performance, including sales charge, reflects the deduction of the 1% CDSC applicable to Class C and 529C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain investors. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. Class R shares ("R") have no initial sales charge or CDSC and are available only to certain retirement plans.

Performance for Class R and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering of these share classes. Performance for Class C, 529B and 529C shares includes the performance of the fund's Class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging markets securities may be unfavorably affected by interest rates, currency exchange rates, economic, and political conditions.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

Investing in mid-sized companies is riskier than investing in more-established companies.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 2/28/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Stocks - 95.7%
---------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES                $ VALUE
---------------------------------------------------------------------------------------------------
U.S. Stocks - 93.5%
---------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.5%
---------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc.(1)                                         151,400             $7,312,620
---------------------------------------------------------------------------------------------------

Banks & Credit Cos. - 0.4%
---------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                     193,000             $5,521,730
---------------------------------------------------------------------------------------------------

Business Services - 5.9%
---------------------------------------------------------------------------------------------------
Apollo Group, Inc.(1)                                                200,000             $9,268,000
---------------------------------------------------------------------------------------------------
BISYS Group, Inc.(1)                                               1,528,660             23,908,242
---------------------------------------------------------------------------------------------------
ChoicePoint, Inc.(1)                                                 414,400             13,986,000
---------------------------------------------------------------------------------------------------
Concord EFS, Inc.(1)                                                 694,800              7,712,280
---------------------------------------------------------------------------------------------------
DST Systems, Inc.(1)                                                 453,100             12,695,862
---------------------------------------------------------------------------------------------------
Manpower, Inc.                                                       417,100             12,667,327
---------------------------------------------------------------------------------------------------
Robert Half International, Inc.(1)                                   263,800              3,532,282
---------------------------------------------------------------------------------------------------
                                                                                        $83,769,993
---------------------------------------------------------------------------------------------------
Computer Software - Personal Computers - 1.8%
---------------------------------------------------------------------------------------------------
Intuit, Inc.(1)                                                      394,959            $18,768,452
---------------------------------------------------------------------------------------------------
Mercury Interactive Corp.(1)                                         209,800              6,818,500
---------------------------------------------------------------------------------------------------
                                                                                        $25,586,952
---------------------------------------------------------------------------------------------------
Computer Software - Services - 5.7%
---------------------------------------------------------------------------------------------------
BEA Systems, Inc.(1)                                               1,739,700            $16,909,884
---------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)                                      314,800              3,333,732
---------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.(1)                                      1,266,800             24,930,624
---------------------------------------------------------------------------------------------------
VERITAS Software Corp.(1)                                          1,434,800             24,434,644
---------------------------------------------------------------------------------------------------
Yahoo, Inc.(1)                                                       581,400             12,122,190
---------------------------------------------------------------------------------------------------
                                                                                        $81,731,074
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.5%
---------------------------------------------------------------------------------------------------
Peoplesoft, Inc.(1)                                                1,211,000            $20,708,100
---------------------------------------------------------------------------------------------------

Consumer Products - 0.2%
---------------------------------------------------------------------------------------------------
Energizer Holdings, Inc.(1)                                          119,200             $3,164,760
---------------------------------------------------------------------------------------------------

Consumer Goods & Services - 0.8%
---------------------------------------------------------------------------------------------------
RJ Reynolds Tobacco Holdings, Inc.                                   276,700            $11,043,097
---------------------------------------------------------------------------------------------------

Containers - 0.4%
---------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.(1)                                     428,000             $5,666,720
---------------------------------------------------------------------------------------------------

Electronics - 6.2%
---------------------------------------------------------------------------------------------------
Analog Devices, Inc.(1)                                              986,400            $28,763,424
---------------------------------------------------------------------------------------------------
LSI Logic Corp.(1)                                                   755,700              3,355,308
---------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                      344,000             11,881,760
---------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                           636,800             16,206,560
---------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                                            692,400             20,183,460
---------------------------------------------------------------------------------------------------
Xilinx, Inc.(1)                                                      354,200              8,111,180
---------------------------------------------------------------------------------------------------
                                                                                        $88,501,692
---------------------------------------------------------------------------------------------------

Entertainment - 3.3%
---------------------------------------------------------------------------------------------------
Entercom Communications Corp.(1)                                     208,400             $9,636,416
---------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc.(1)                                    597,900             13,285,338
---------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"(1)                               969,000             24,002,130
---------------------------------------------------------------------------------------------------
                                                                                        $46,923,884
---------------------------------------------------------------------------------------------------

Financial Institutions - 2.1%
---------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                      75,700             $3,726,711
---------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                       275,800             15,271,046
---------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                  252,400             10,585,656
---------------------------------------------------------------------------------------------------
                                                                                        $29,583,413
---------------------------------------------------------------------------------------------------

Financial Services - 1.8%
---------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                   719,000            $17,975,000
---------------------------------------------------------------------------------------------------
Paychex, Inc.                                                        140,700              3,689,154
---------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                            142,500              3,665,100
---------------------------------------------------------------------------------------------------
                                                                                        $25,329,254
---------------------------------------------------------------------------------------------------

Food & Beverage Products - 1.1%
---------------------------------------------------------------------------------------------------
Hershey Foods Corp.                                                  232,600            $15,028,286
---------------------------------------------------------------------------------------------------

Healthcare - 3.6%
---------------------------------------------------------------------------------------------------
Caremark Rx, Inc.(1)                                               1,785,200            $31,169,592
---------------------------------------------------------------------------------------------------
Weight Watchers International, Inc.(1)                               466,790             19,535,161
---------------------------------------------------------------------------------------------------
                                                                                        $50,704,753
---------------------------------------------------------------------------------------------------

Industrial - 1.2%
---------------------------------------------------------------------------------------------------
Rockwell International Corp.                                         733,550            $16,878,985
---------------------------------------------------------------------------------------------------

Insurance - 0.9%
---------------------------------------------------------------------------------------------------
Arthur J. Gallagher & Co.                                            554,400            $13,566,168
---------------------------------------------------------------------------------------------------

Internet - 2.4%
---------------------------------------------------------------------------------------------------
Expedia, Inc.(1)                                                     205,800            $14,362,782
---------------------------------------------------------------------------------------------------
Network Associates, Inc.(1)                                        1,067,800             15,803,440
---------------------------------------------------------------------------------------------------
Symantec Corp.(1)                                                    102,800              4,160,316
---------------------------------------------------------------------------------------------------
                                                                                        $34,326,538
---------------------------------------------------------------------------------------------------

Manufacturing - 1.1%
---------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                 269,400            $15,148,362
---------------------------------------------------------------------------------------------------

Media - 1.7%
---------------------------------------------------------------------------------------------------
Lin TV Corp., "A"(1)                                                 154,590             $3,499,918
---------------------------------------------------------------------------------------------------
Westwood One, Inc.(1)                                                622,800             20,751,696
---------------------------------------------------------------------------------------------------
                                                                                        $24,251,614
---------------------------------------------------------------------------------------------------

Medical & Health Products - 9.5%
---------------------------------------------------------------------------------------------------
Celgene Corp.(1)                                                     509,600            $11,160,750
---------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                         643,000             22,427,840
---------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(1)                                             221,800              7,541,200
---------------------------------------------------------------------------------------------------
Guidant Corp.(1)                                                     817,800             29,244,528
---------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                           1,202,100             34,319,955
---------------------------------------------------------------------------------------------------
Varian Medical Systems Inc.(1)                                       181,000              9,149,550
---------------------------------------------------------------------------------------------------
Waters Corp.(1)                                                      906,800             21,010,556
---------------------------------------------------------------------------------------------------
                                                                                       $134,854,379
---------------------------------------------------------------------------------------------------

Medical & Health Technology Services - 9.6%
---------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                              186,200            $10,241,000
---------------------------------------------------------------------------------------------------
Biogen, Inc.(1)                                                      599,200             21,295,568
---------------------------------------------------------------------------------------------------
Cytyc Corp.(1)                                                     1,889,000             24,046,970
---------------------------------------------------------------------------------------------------
Genzyme Corp.(1)                                                     669,331             20,869,741
---------------------------------------------------------------------------------------------------
Health Management Associates, Inc., "A"(1)                           551,000              9,873,920
---------------------------------------------------------------------------------------------------
ICOS Corp.(1)                                                        157,400              3,140,130
---------------------------------------------------------------------------------------------------
IMS Health, Inc.                                                     500,000              7,500,000
---------------------------------------------------------------------------------------------------
Invitrogen Corp.(1)                                                  416,600             12,931,264
---------------------------------------------------------------------------------------------------
MedImmune, Inc.(1)                                                   798,900             23,974,989
---------------------------------------------------------------------------------------------------
VISX, Inc.(1)                                                        249,344              2,057,088
---------------------------------------------------------------------------------------------------
                                                                                       $135,930,670
---------------------------------------------------------------------------------------------------

Oil Services - 3.3%
---------------------------------------------------------------------------------------------------
BJ Services Co.(1)                                                   612,100            $21,037,877
---------------------------------------------------------------------------------------------------
Cooper Cameron Corp.(1)                                              271,000             14,092,000
---------------------------------------------------------------------------------------------------
Noble Corp.(1)                                                       228,600              8,298,180
---------------------------------------------------------------------------------------------------
Smith International, Inc.(1)                                         116,600              4,064,676
---------------------------------------------------------------------------------------------------
                                                                                        $47,492,733
---------------------------------------------------------------------------------------------------

Printing & Publishing - 5.8%
---------------------------------------------------------------------------------------------------
E.W. Scripps Co.                                                     213,900            $17,133,390
---------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                               420,800             23,665,792
---------------------------------------------------------------------------------------------------
Meredith Corp.                                                       295,700             11,567,784
---------------------------------------------------------------------------------------------------
New York Times Co.                                                   187,800              8,725,188
---------------------------------------------------------------------------------------------------
Tribune Co.                                                          462,300             20,734,155
---------------------------------------------------------------------------------------------------
                                                                                        $81,826,309
---------------------------------------------------------------------------------------------------

Real Estate Investment Trusts - 1.0%
---------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co.                                        634,100            $14,337,001
---------------------------------------------------------------------------------------------------

Restaurants & Lodging - 3.0%
---------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                  886,600             $9,743,734
---------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.(1)                                          706,100             22,736,420
---------------------------------------------------------------------------------------------------
Starbucks Corp.(1)                                                   251,500              5,897,675
---------------------------------------------------------------------------------------------------
The Cheesecake Factory(1)                                            123,700              3,660,283
---------------------------------------------------------------------------------------------------
                                                                                        $42,038,112
---------------------------------------------------------------------------------------------------

Retail - 8.5%
---------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co.(1)                                            88,900             $2,444,750
---------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                           490,000             13,827,800
---------------------------------------------------------------------------------------------------
Linens 'n Things, Inc.(1)                                            284,100              6,591,120
---------------------------------------------------------------------------------------------------
Mattel, Inc.                                                         389,000              8,293,480
---------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                      403,300              6,860,133
---------------------------------------------------------------------------------------------------
Office Depot, Inc.(1)                                              1,285,100             15,087,074
---------------------------------------------------------------------------------------------------
PETsMART, Inc.(1)                                                  1,068,150             15,968,842
---------------------------------------------------------------------------------------------------
Talbots, Inc.                                                        804,200             20,040,664
---------------------------------------------------------------------------------------------------
The TJX Cos., Inc.                                                   724,100             11,636,287
---------------------------------------------------------------------------------------------------
Tiffany & Co.                                                        814,500             19,523,565
---------------------------------------------------------------------------------------------------
                                                                                       $120,273,715
---------------------------------------------------------------------------------------------------

Special Products & Services - 2.0%
---------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"(1)                                                165,400             $3,630,530
---------------------------------------------------------------------------------------------------
Millipore Corp.                                                      763,200             25,536,672
---------------------------------------------------------------------------------------------------
                                                                                        $29,167,202
---------------------------------------------------------------------------------------------------

Telecommunications - 3.9%
---------------------------------------------------------------------------------------------------
Crown Castle International Corp.(1)                                3,214,400            $12,471,872
---------------------------------------------------------------------------------------------------
EchoStar Communications Corp.(1)                                   1,404,521             36,981,038
---------------------------------------------------------------------------------------------------
RF Micro Devices, Inc.(1)                                            857,800              5,610,012
---------------------------------------------------------------------------------------------------
                                                                                        $55,062,922
---------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 0.9%
---------------------------------------------------------------------------------------------------
American Tower Corp., "A"(1)                                       2,701,346            $12,669,313
---------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.1%
---------------------------------------------------------------------------------------------------
Advanced Fibre Communications, Inc.(1)                               677,300            $10,802,935
---------------------------------------------------------------------------------------------------
USA Interactive, Inc.(1)                                             804,400             19,731,932
---------------------------------------------------------------------------------------------------
                                                                                        $30,534,867
---------------------------------------------------------------------------------------------------

Transportation - Services - 1.3%
---------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                         384,800            $13,156,312
---------------------------------------------------------------------------------------------------
Swift Transportation, Inc.(1)                                        275,200              4,397,696
---------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                              36,200                678,750
---------------------------------------------------------------------------------------------------
                                                                                        $18,232,758
---------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                    $1,327,167,976
---------------------------------------------------------------------------------------------------

Foreign Stocks - 2.2%
---------------------------------------------------------------------------------------------------
Bermuda - 0.2%
---------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                  97,800             $2,710,038
---------------------------------------------------------------------------------------------------

Germany - 0.4%
---------------------------------------------------------------------------------------------------
Porsche AG (Automotive)                                               19,574             $6,320,032
---------------------------------------------------------------------------------------------------

Israel - 0.5%
---------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. (Medical &
Health Products)                                                     195,900             $7,401,102
---------------------------------------------------------------------------------------------------

Netherlands - 0.6%
---------------------------------------------------------------------------------------------------
ASM Lithography Holding N.V. (Electronics)(1)                      1,109,100             $8,018,793
---------------------------------------------------------------------------------------------------

United Kingdom - 0.5%
---------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance)(1)                            277,500             $6,951,375
---------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                    $31,401,340
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,453,768,102)                                       $1,358,569,316
---------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.5%
---------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)
---------------------------------------------------------------------------------------------------
BankAmerica Corp., due 3/17/03                                        $5,400             $5,396,976
---------------------------------------------------------------------------------------------------
Citigroup, Inc., due 3/03/03                                          16,000             15,998,844
---------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 3/03/03                           24,075             24,073,181
---------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., due 4/07/03                           5,000              4,992,138
---------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                         $50,461,139
---------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 16.3%
---------------------------------------------------------------------------------------------------

                                                                SHARES                      $ VALUE
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost                                                231,354,699           $231,354,699
---------------------------------------------------------------------------------------------------

Repurchase Agreement - 0.7%
---------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
                                                            (000 Omitted)                   $ VALUE
---------------------------------------------------------------------------------------------------
Morgan Stanley, dated 2/28/03, due 3/03/03, total to be
received $9,754,081 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account), at Cost                                                     $9,753             $9,753,000
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,745,336,940)                                  $1,650,138,154
---------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (16.2)%                                               (229,957,133)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $1,420,181,021
---------------------------------------------------------------------------------------------------
(1) Non-income producing security.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 2/28/03

ASSETS

Investments, at value, including $220,981,773 of
securities on loan (identified cost, $1,745,336,940)        $1,650,138,154
---------------------------------------------------------------------------------------------------
Cash                                                                   670
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                 10,707,032
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                  1,839,685
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                  778,903
---------------------------------------------------------------------------------------------------
Other assets                                                         1,482
---------------------------------------------------------------------------------------------------
Total assets                                                                         $1,663,465,926
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                               $5,834,939
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                               5,969,302
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                     231,354,699
---------------------------------------------------------------------------------------------------
Payable to affiliates -
---------------------------------------------------------------------------------------------------
  Management fee                                                    28,996
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                    3,866
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                      20,208
---------------------------------------------------------------------------------------------------
  Administrative fee                                                   677
---------------------------------------------------------------------------------------------------
  Accrued expenses and other liabilities                            72,218
---------------------------------------------------------------------------------------------------
Total liabilities                                                                      $243,284,905
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,420,181,021
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                             $3,485,872,450
---------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation
of assets and liabilities in foreign currencies                (95,198,731)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                               (1,963,990,067)
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                 (6,502,631)
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,420,181,021
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               256,816,826
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                  $851,982,786
---------------------------------------------------------------------------------------------------
  Shares outstanding                                           151,934,946
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $5.61
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$5.61)                                                  $5.95
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                  $386,454,733
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            71,115,974
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $5.43
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                  $141,264,546
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            26,601,916
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $5.31
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                   $40,381,810
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             7,146,197
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $5.65
---------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                       $17,517
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 3,126
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $5.60
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares

  Net assets                                                       $26,793
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 4,791
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $5.59
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$5.59)                                                  $5.93
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $19,310
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 3,555
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $5.43
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $33,526
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 6,321
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $5.30
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, 529A, Class B, 529B, and Class C, 529C shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR SIX MONTHS ENDING 2/28/03

NET INVESTMENT INCOME (LOSS)

Income
---------------------------------------------------------------------------------------------------
  Dividends                                                     $3,960,443
---------------------------------------------------------------------------------------------------
  Interest                                                         653,779
---------------------------------------------------------------------------------------------------
  Income on securities loaned                                      347,126
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                           (63,776)
---------------------------------------------------------------------------------------------------
Total investment income                                                                 $4,897,572
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                $5,607,308
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                            20,943
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                  747,641
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                         1,110,217
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                         2,072,556
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           782,646
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                12
---------------------------------------------------------------------------------------------------
  Distribution and service fee (529A)                                   26
---------------------------------------------------------------------------------------------------
  Distribution and service fee (529B)                                   65
---------------------------------------------------------------------------------------------------
  Distribution and service fee (529C)                                   92
---------------------------------------------------------------------------------------------------
  Program manager fee (529A)                                            13
---------------------------------------------------------------------------------------------------
  Program manager fee (529B)                                            16
---------------------------------------------------------------------------------------------------
  Program manager fee (529C)                                            23
---------------------------------------------------------------------------------------------------
  Administrative fee                                                41,662
---------------------------------------------------------------------------------------------------
  Custodian fee                                                    227,581
---------------------------------------------------------------------------------------------------
  Printing                                                          80,162
---------------------------------------------------------------------------------------------------
  Postage                                                          181,107
---------------------------------------------------------------------------------------------------
  Auditing fees                                                     17,400
---------------------------------------------------------------------------------------------------
  Legal fees                                                         3,977
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                    532,602
---------------------------------------------------------------------------------------------------
Total expenses                                                 $11,426,049
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                            (101,591)
---------------------------------------------------------------------------------------------------
Net expenses                                                                           $11,324,458
---------------------------------------------------------------------------------------------------
Net investment loss                                                                    $(6,426,886)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                    $(256,495,420)
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                     (9,826)
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                         $(256,505,246)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                 $195,851,641
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                           (17)
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
transaction                                                                           $195,851,624
---------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and
foreign currency                                                                      $(60,653,622)
---------------------------------------------------------------------------------------------------
Decrease in net assets from operations                                                $(67,080,508)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains (losses) separated by share class.

                                                            SIX MONTHS                 YEAR
                                                              ENDING                  ENDING
                                                              2/28/03                 8/31/02
                                                            (UNAUDITED)

OPERATIONS

Net investment loss                                            $(6,426,886)           $(26,341,019)
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                  (256,505,246)         (1,547,465,811)
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                    195,851,624             328,405,817
-----------------------------------------------------------  -------------         ----------------
Decrease in net assets from operations                        $(67,080,508)        $(1,245,401,013)
-----------------------------------------------------------  -------------         ----------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign
  currency transactions (Class A)                                    $  --            $(19,777,406)
---------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions (Class B)                                       --              (6,556,130)
---------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions (Class C)                                       --              (2,977,861)
---------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions (Class I)                                       --                (538,172)
---------------------------------------------------------------------------------------------------
  From paid-in capital (Class A)                                        --              (1,297,036)
---------------------------------------------------------------------------------------------------
  From paid-in capital (Class B)                                        --                (429,962)
---------------------------------------------------------------------------------------------------
  From paid-in capital (Class C)                                        --                (195,293)
---------------------------------------------------------------------------------------------------
  From paid-in capital (Class I)                                        --                 (35,294)
---------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $ --            $(31,807,154)
--------------------------------------------------------------------------               ---------
Net increase (decrease) in net assets from fund share
transactions                                                 $(119,007,809)           $733,555,554
-----------------------------------------------------------  -------------         ----------------
Total decrease in net assets                                 $(186,088,317)          $(543,652,613)
-----------------------------------------------------------  -------------         ----------------

NET ASSETS

At beginning of period                                      $1,606,269,338          $2,149,921,951
---------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $6,502,631 and $75,745, respectively)               $1,420,181,021          $1,606,269,338
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

                                   SIX MONTHS                                       YEAR ENDING 8/31
                                     ENDING            ------------------------------------------------------------------------
                                     2/28/03            2002              2001           2000           1999            1998
CLASS A                            (UNAUDITED)

Net asset value, beginning of
period                               $5.84             $10.50            $19.67          $11.34          $7.71           $9.42
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(1)

 Net investment loss                $(0.02)            $(0.08)           $(0.07)         $(0.10)        $(0.07)         $(0.11)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency                (0.21)             (4.42)            (6.35)          10.11           5.04           (1.31)
---------------------------------  -------           --------           -------         -------         ------         -------
Total from investment
operations                          $(0.23)            $(4.50)           $(6.42)         $10.01          $4.97          $(1.42)
---------------------------------  -------           --------           -------         -------         ------         -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net realized gain on
 investments and foreign
 currency transactions                $ --             $(0.15)           $(1.90)         $(1.68)        $(1.34)         $(0.29)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized
 gain on investments and
 foreign currency
 transactions                           --                 --             (0.85)             --             --              --
-------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                   --              (0.01)               --              --             --              --
---------------------------------  -------           --------           -------         -------         ------         -------
Total distributions declared
to shareholders                       $ --             $(0.16)           $(2.75)         $(1.68)        $(1.34)         $(0.29)
---------------------------------  -------           --------           -------         -------         ------         -------
Net asset value, end
of period                            $5.61              $5.84            $10.50          $19.67         $11.34           $7.71
---------------------------------  -------           --------           -------         -------         ------         -------
Total return(3) (%)                  (3.94)(5)         (43.48)           (35.42)          94.75          68.83          (15.44)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                    SIX MONTHS                                      YEAR ENDING 8/31
                                      ENDING            -----------------------------------------------------------------------
                                      2/28/03            2002             2001            2000           1999           1998
CLASS A                             (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA:

Expenses(2)                           1.25(4)            1.39              1.26            1.24           1.32            1.43
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                  (0.58)(4)          (0.87)            (0.50)          (0.61)         (0.69)          (1.07)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      74                147               109             132            158             168
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $851,982           $946,866        $1,036,376        $526,748        $83,238         $36,413
-------------------------------------------------------------------------------------------------------------------------------

1. Per share data are based on average shares outstanding.
2. Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
3. Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
4. Annualized.
5. Not annualized.

See notes to financial statements.

Financial Highlights - continued

                                   SIX MONTHS                                       YEAR ENDING 8/31
                                     ENDING            ------------------------------------------------------------------------
                                     2/28/03             2002            2001            2000            1999            1998
CLASS B                            (UNAUDITED)

Net asset value, beginning of
period                                $5.68             $10.22          $19.24          $11.16           $7.60           $9.27
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(1)

 Net investment loss                 $(0.04)            $(0.14)         $(0.17)         $(0.22)         $(0.14)         $(0.18)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency                 (0.21)             (4.32)          (6.19)           9.92            4.97           (1.28)
---------------------------------  -------           --------           -------         -------         ------         -------
Total from investment
operations                           $(0.25)            $(4.46)         $(6.36)          $9.70           $4.83          $(1.46)
---------------------------------  -------           --------           -------         -------         ------         -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net realized gain on
 investments and foreign
 currency transactions                 $ --             $(0.07)         $(1.84)         $(1.62)         $(1.27)         $(0.21)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized
 gain on investments and
 foreign currency transactions           --                 --           (0.82)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                    --              (0.01)             --              --              --              --
---------------------------------  -------           --------           -------         -------         ------         -------
Total distributions declared
to shareholders                        $ --             $(0.08)         $(2.66)         $(1.62)         $(1.27)         $(0.21)
---------------------------------  -------           --------           -------         -------         ------         -------
Net asset value, end
of period                             $5.43              $5.68          $10.22          $19.24          $11.16           $7.60
---------------------------------  -------           --------           -------         -------         ------         -------
Total return (%)                      (4.40)(4)         (43.94)         (35.85)          93.37           67.41          (16.05)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA:

Expenses(2)                            2.00(3)            2.14            2.01            1.99            2.07            2.18
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                   (1.34)(3)          (1.60)          (1.25)          (1.36)          (1.44)          (1.82)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       74                147             109             132             158             168
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $386,455           $450,803        $781,652        $605,584        $111,355         $56,098
-------------------------------------------------------------------------------------------------------------------------------

1. Per share data are based on average shares outstanding.
2. Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
3. Annualized.
4. Not annualized.

See notes to financial statements.

Financial Highlights - continued

                                    SIX MONTHS                                      YEAR ENDING 8/31
                                      ENDING            -----------------------------------------------------------------------
                                      2/28/03              2002            2001           2000            1999           1998
CLASS C                             (UNAUDITED)

Net asset value, beginning of
period                                  $5.55             $10.00          $18.92          $11.01          $7.53          $9.19
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(1)

 Net investment loss                   $(0.04)            $(0.14)         $(0.16)         $(0.22)        $(0.14)        $(0.18)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments and
 foreign currency                       (0.20)             (4.22)          (6.08)           9.77           4.91          (1.26)
---------------------------------     -------           --------         -------         -------         ------         -------
Total from investment operations       $(0.24)            $(4.36)         $(6.24)          $9.55          $4.77         $(1.44)
---------------------------------     -------           --------         -------         -------         ------         -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net realized gain on
 investments and foreign
 currency transactions                   $ --             $(0.08)         $(1.85)         $(1.64)        $(1.29)        $(0.22)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain
 on investments and foreign
 currency transactions                     --                 --           (0.83)             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                      --              (0.01)             --              --             --             --
---------------------------------     -------           --------         -------         -------         ------         -------
Total distributions declared to
shareholders                             $ --             $(0.09)         $(2.68)         $(1.64)        $(1.29)        $(0.22)
---------------------------------     -------           --------         -------         -------         ------         -------
Net asset value, end
of period                               $5.31              $5.55          $10.00          $18.92         $11.01          $7.53
---------------------------------     -------           --------         -------         -------         ------         -------
Total return (%)                        (4.32)(4)         (43.94)         (35.87)          93.37          67.33         (16.00)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses(2)                              2.00(3)            2.14            2.01            1.99           2.07           2.18
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     (1.34)(3)          (1.60)          (1.25)          (1.36)         (1.44)         (1.82)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         74                147             109             132            158            168
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                             $141,264           $176,786        $301,405        $178,008        $18,097         $5,607
-------------------------------------------------------------------------------------------------------------------------------

1. Per share data are based on average shares outstanding.
2. Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
3. Annualized.
4. Not annualized.

See notes to financial statements.

Financial Highlights - continued

                                        SIX MONTHS                                    YEAR ENDING 8/31
                                          ENDING           --------------------------------------------------------------------
                                         2/28/03             2002           2001           2000            1999           1998
CLASS I                                (UNAUDITED)

Net asset value, beginning of period       $5.87            $10.55         $19.73         $11.37          $7.73          $9.44
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(1)

 Net investment loss                      $(0.01)           $(0.05)        $(0.03)        $(0.07)        $(0.04)        $(0.08)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and foreign
 currency                                  (0.21)            (4.46)         (6.37)         10.12           5.04          (1.32)
---------------------------------        -------          --------        -------        -------         ------        -------
Total from investment operations          $(0.22)           $(4.51)        $(6.40)        $10.05          $5.00         $(1.40)
---------------------------------        -------          --------        -------        -------         ------        -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net realized gain on
 investments and foreign currency
 transactions                               $ --            $(0.16)        $(1.92)        $(1.69)        $(1.36)        $(0.31)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                                 --                --          (0.86)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                         --             (0.01)            --             --             --             --
---------------------------------        -------          --------        -------        -------         ------        -------
Total distributions declared to
shareholders                                $ --            $(0.17)        $(2.78)        $(1.69)        $(1.36)        $(0.31)
---------------------------------        -------          --------        -------        -------         ------        -------
Net asset value, end
of period                                  $5.65             $5.87         $10.55         $19.73         $11.37          $7.73
---------------------------------        -------          --------        -------        -------         ------        -------
Total return (%)                           (3.75)(4)        (43.38)        (35.23)         95.21          69.03         (15.23)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(2)                                 1.00(3)           1.14           1.01           0.99           1.07           1.18
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                        (0.28)(3)         (0.63)         (0.26)         (0.36)         (0.44)         (0.82)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            74               147            109            132            158            168
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                            $40,382           $31,798        $30,490        $23,539         $1,841           $925
-------------------------------------------------------------------------------------------------------------------------------

1. Per share data are based on average shares outstanding.
2. Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
3. Annualized.
4. Not annualized.

See notes to financial statements.

Financial Highlights - continued

                                                                                       FOR PERIOD
                                                                                ENDING 2/28/03(1)
                                                                                      (UNAUDITED)

CLASS R

Net asset value, beginning of period                                                       $5.66
------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)

  Net investment loss                                                                     $(0.01)
------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments and foreign currency
  transactions                                                                             (0.05)
------------------------------------------------------------------------------------------------
Total from investment operations                                                          $(0.06)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $5.60
------------------------------------------------------------------------------------------------
Total return (%)                                                                           (0.88)(3)
-------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(5)                                                                                 1.50(2)
------------------------------------------------------------------------------------------------
Net investment loss                                                                        (0.68)(2)
------------------------------------------------------------------------------------------------
Portfolio turnover                                                                            74
------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                                    $18
------------------------------------------------------------------------------------------------

1. For the period from the inception of Class R shares, December 31, 2002, through February 28, 2003.
2. Annualized.
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

                                                       SIX MONTHS ENDING     PERIOD ENDING
                                                            2/28/03            8/31/02(1)
CLASS 529A                                                (UNAUDITED)

Net asset value, beginning of period                        $5.83                 $5.84
--------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(5)

  Net investment loss                                      $(0.02)               $(0.00)(4)
--------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments
  and foreign currency                                      (0.22)                (0.01)
-------------------------------------------------------   -------                   ---
Total from investment operations                           $(0.24)               $(0.01)
-------------------------------------------------------   -------                   ---
Net asset value, end of period                              $5.59                 $5.83
-------------------------------------------------------   -------                   ---
Total return(7) (%)                                         (4.12)(3)             (0.17)(3)
--------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(6)                                                  1.60(2)               1.74(2)
--------------------------------------------------------------------------------------------
Net investment loss                                                                    )<2
                                                            (0.86)(2)             (1.22>
--------------------------------------------------------------------------------------------
Portfolio turnover                                             74                   147
--------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                     $27                    $5
--------------------------------------------------------------------------------------------

1. For the period from the inception of 529A Class shares, July 31, 2002, through August 31, 2002.
2. Annualized.
3. Not annualized.
4. Per share amount was less than $(0.01).
5. Per share data are based on average shares outstanding.
6. Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
7. Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                                    SIX MONTHS ENDING   PERIOD ENDING
                                                         2/28/03         8/31/02(1)
CLASS 529B                                             (UNAUDITED)

Net asset value, beginning of period                     $5.68             $5.69
---------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(5)

  Net investment loss                                   $(0.04)           $(0.01)
--------------------------------------------------------------------------------
  Net realized and unrealized loss on investments
  and foreign currency                                   (0.21)            (0.00)(4)
-----------------------------------------------------  -------           -------
Total from investment operations                        $(0.25)           $(0.01)
-----------------------------------------------------  -------           -------
Net asset value, end of period                           $5.43             $5.68
-----------------------------------------------------  -------           -------
Total return (%)                                         (4.40)(3)         (0.18)(3)
--------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(6)                                               2.25(2)           2.39(2)
--------------------------------------------------------------------------------
Net investment loss                                      (1.52)(2)         (1.85)(2)
--------------------------------------------------------------------------------
Portfolio turnover                                          74               147
--------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $19                $5
--------------------------------------------------------------------------------

1. For the period from the inception of 529B Class shares, July 31, 2002, through August 31, 2002.
2. Annualized.
3. Not annualized.
4. Per share amount was less than $(0.01).
5. Per share data are based on average shares outstanding.
6. Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

                                                    SIX MONTHS ENDING  PERIOD ENDING
                                                         2/28/03          8/31/02(1)
CLASS 529C                                             (UNAUDITED)

Net asset value, beginning of period                     $5.55             $5.56
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(5)

  Net investment loss                                   $(0.04)           $(0.01)
--------------------------------------------------------------------------------
  Net realized and unrealized loss on investments
  and foreign currency                                   (0.21)            (0.00)(4)
-----------------------------------------------------  -------          --------
Total from investment operations                        $(0.25)           $(0.01)
-----------------------------------------------------  -------          --------
Net asset value, end of period                           $5.30             $5.55
-----------------------------------------------------  -------          --------
Total return (%)                                         (4.50)(3)         (0.18)(3)
--------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(6)                                               2.25(2)           2.39(2)
--------------------------------------------------------------------------------
Net investment loss                                      (1.45)(2)         (1.85)(2)
--------------------------------------------------------------------------------
Portfolio turnover                                          74               147
--------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $34                $5
--------------------------------------------------------------------------------

1. For the period from the inception of 529B Class shares, July 31, 2002, through August 31, 2002.
2. Annualized.
3. Not annualized.
4. Per share amount was less than $(0.01).
5. Per share data are based on average shares outstanding.
6. Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith, at the direction of the Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $15,274 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's custodian fees were reduced by $86,317 under this agreement. These amounts are shown as a reduction of expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and capital losses.

The tax character of distributions declared for the years ended August 31, 2002 and August 31, 2001 was as follows:

                                                    8/31/02            8/31/01
Distributions declared from:
--------------------------------------------------------------------------------
  Ordinary income                               $29,844,256       $237,460,002
--------------------------------------------------------------------------------
  Long-term capital gain                              5,313         18,286,324
--------------------------------------------------------------------------------
                                                $29,849,569       $255,746,326
--------------------------------------------------------------------------------
Tax return of capital                            $1,957,585               $ --
--------------------------------------------------------------------------------
Total distributions declared                    $31,807,154       $255,746,326
--------------------------------------------------------------------------------

As of August 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                       $ --
---------------------------------------------------------------------------
Capital loss carryforward                                    (71,932,545)
---------------------------------------------------------------------------
Unrealized loss                                             (369,151,774)
---------------------------------------------------------------------------
Other temporary differences                               (1,557,526,602)
---------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2010 $71,932,545.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

First $2 billion                                                       0.0175%
--------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0130%
--------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0005%
--------------------------------------------------------------------------------
In excess of $7 billion                                                0.0000%
--------------------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $66,585 and $55 for the six months ended February 28, 2003, as its portion of the sales charge on sales of Class A shares and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                         CLASS   CLASS   CLASS
                       CLASS A CLASS B CLASS C CLASS R    529A    529B    529C

Distribution Fee         0.10%   0.25%   0.25%   0.25%   0.25%   0.25%   0.25%
--------------------------------------------------------------------------------
Service Fee              0.25%   0.75%   0.75%   0.25%   0.25%   0.75%   0.75%
--------------------------------------------------------------------------------
Total Distribution
Plan                     0.35%   1.00%   1.00%   0.50%   0.50%   1.00%   1.00%

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended February 28, 2003, amounted to:

                                                         CLASS   CLASS   CLASS
                       CLASS A CLASS B CLASS C CLASS R    529A    529B    529C
Service Fee Retained
by MFD                 $15,757  $1,367  $1,703    $ --      $5    $ --    $ --

Fees incurred under the distribution plan during the six months ended February 28, 2003, were as follows:

                                                         CLASS   CLASS   CLASS
                       CLASS A CLASS B CLASS C CLASS R 529A 529B 529C Total Distribution
Plan                     0.25%   1.00%   1.00%   0.50%   0.35%   1.00%   1.00%

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended February 28, 2003, were as follows:

                                                          CLASS   CLASS   CLASS
                     CLASS A   CLASS B  CLASS C  CLASS R   529A    529B    529C

Contingent Deferred
Sales Charges Imposed   $ --  $713,504  $35,441     $ --   $ --    $ --    $ --

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.75% from the fund based solely upon the value of the fund's 529 share classes attributable to a tuition program to which MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,062,948,218 and $1,151,253,742 respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                           $1,823,282,857
--------------------------------------------------------------------------------
Gross unrealized depreciation                            $(230,337,127)
--------------------------------------------------------------------------------
Gross unrealized appreciation                               57,192,424
--------------------------------------------------------------------------------
Net unrealized depreciation                              $(173,144,703)
--------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Six months ending                     Year ending
                                                 2/28/03                            8/31/02
                                        SHARES            AMOUNT           SHARES            AMOUNT

CLASS A SHARES

Shares sold                            105,978,947      $602,219,945      170,528,198     $1,480,414,479
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   --                --        1,858,537         18,196,485
-----------------------------------------------------------------------------------------------------------
Shares reacquired                     (116,280,085)     (658,377,990)    (108,816,536)      (880,462,336)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                (10,301,138)     $(56,158,045)      63,570,199       $618,148,628
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                              7,518,111       $41,435,064       33,338,022       $299,973,251
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   --                --          650,449          6,217,539
-----------------------------------------------------------------------------------------------------------
Shares reacquired                      (15,820,850)      (86,348,372)     (31,070,563)      (247,706,613)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (8,302,739)     $(44,913,308)       2,917,908        $58,484,177
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                              2,912,568       $15,770,887       17,120,787       $150,958,823
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   --                --          276,950          2,584,038
-----------------------------------------------------------------------------------------------------------
Shares reacquired                       (8,180,618)      (43,749,620)     (15,670,082)      (120,542,506)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (5,268,050)     $(27,978,733)       1,727,655        $33,000,355
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                              5,577,477       $31,935,713        5,051,883        $44,934,064
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   --                --           50,924            500,576
-----------------------------------------------------------------------------------------------------------
Shares reacquired                       (3,846,218)      (21,977,544)      (2,577,529)       (21,528,039)
-----------------------------------------------------------------------------------------------------------
Net increase                             1,731,259        $9,958,169        2,525,278        $23,906,601
-----------------------------------------------------------------------------------------------------------

                                              Period ending
                                               2/28/03(2)
                                        SHARES            AMOUNT

CLASS R SHARES
Shares sold                                  3,126           $18,285
----------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   --                --
----------------------------------------------------------------------
Shares reacquired                               --                --
----------------------------------------------------------------------
Net increase                                 3,126           $18,285
----------------------------------------------------------------------

                                            Six months ending                    Period ending
                                                 2/28/03                           8/31/02(1)
                                        SHARES            AMOUNT           SHARES            AMOUNT

CLASS 529A SHARES
Shares sold                                  3,952           $22,769              878             $5,193
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   --                --               --                 --
-----------------------------------------------------------------------------------------------------------
Shares reacquired                              (39)             (227)              --                 --
-----------------------------------------------------------------------------------------------------------
Net increase                                 3,913           $22,542              878             $5,193
-----------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                  2,672           $14,621              937             $5,400
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   --                --               --                 --
-----------------------------------------------------------------------------------------------------------
Shares reacquired                              (54)             (302)              --                 --
-----------------------------------------------------------------------------------------------------------
Net increase                                 2,618           $14,319              937             $5,400
-----------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                  5,436           $29,174              924             $5,200
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   --                --               --                 --
-----------------------------------------------------------------------------------------------------------
Shares reacquired                              (39)             (212)              --                 --
-----------------------------------------------------------------------------------------------------------
Net increase                                 5,397           $28,962              924             $5,200
-----------------------------------------------------------------------------------------------------------

1 For the period from the inception of Class 529A, 529B and 529C shares, July 31, 2002, through August 31, 2002.
2 For the period from the inception of Class R shares, December 31, 2002, through February 28, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended February 28, 2003, was $3,937. The fund had no significant borrowings during the period.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust IV, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.


Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        RICHARD M. HISEY (born 08/29/58)
Chairman                                                 Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
JOHN W. BALLEN (born 09/12/59)                           York, Senior Vice President (September 2000 to
Trustee and President                                    July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Chief          Executive Vice President and Chief Financial
Executive Officer and Director                           Officer, General Manager, Mutual Funds (prior to
                                                         September 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Vice
                                                         President
STEPHEN E. CAVAN (born 11/06/53)
Secretary and Clerk                                      JAMES O. YOST (born 06/12/60)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President, General Counsel and Secretary            Massachusetts Financial Services Company, Senior
                                                         Vice President
ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera, and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have served as Trustees of the
Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741               225 Franklin Street, Boston, MA 02210

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street Boston, MA 02116-3741                New York, NY 10081

PORTFOLIO MANAGER
Eric B. Fischman(3)
David E. Sette-Ducati(3)

(3) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
-------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)                                                 ---------------
INVESTMENT MANAGEMENT                                              PRSRT STD
                                                                  U.S. POSTAGE
500 Boylston Street                                                  PAID
Boston, MA 02116-3741                                                 MFS
                                                                ---------------


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                              OTC-SEM-4/03 236M